UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-07664______

_______BlackRock California Investment Quality Municipal Trust, Inc._______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock California Investment Quality Municipal Trust, Inc.

__________40 East 52nd Street, New York, NY 10022__________
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257__________________

Date of fiscal year end: October 31, 2005

Date of reporting period:__January 31, 2005_________________________________

Item 1. Schedule of Investments.

The registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2005

BlackRock California Investment Quality Municipal Trust (RAA)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—112.2%
			California—104.6%
			California, GO,
A	$ 960	[3,4]	5.75%, 3/01/05	N/A	$ 972,441
A	40		5.75%, 3/01/19	09/05 @ 101	40,512
BBB	1,000		California Cnty. Tobacco Sec. Agcy., Ser. B, 6.00%, 6/01/29	06/12 @ 100	992,320
			California Edl. Facs. Auth., MBIA,
AAA	760[3]		Santa Clara Univ. Proj., 5.00%, 9/01/06	N/A	808,108
AAA	505		Student Loan Prog., Ser. A, 6.00%, 3/01/16	03/07 @ 102	533,189
A-	1,000		California Pub. Wks. Brd., Lease Rev., St. Univ. Proj., Ser. A, 6.10%, 10/01/06	03/05 @ 102	1,026,410
			Golden St. Tobacco Sec. Corp., Ser. B,
A-	600		5.50%, 6/01/43	06/13 @ 100	640,500
A-	400		5.625%, 6/01/38	06/13 @ 100	430,728
			Los Angeles Cnty.,
AAA	1,000		Cmnty. Facs. Spec. Tax, Ser. A, 5.50%, 9/01/14, FSA	09/07 @ 102	1,101,680
AAA	1,000	[3]	Met. Trans. Auth. Sales Tax Rev., 6.00%, 7/01/06, MBIA	N/A	1,062,910
AA	1,150		Los Angeles Harbor Dept., Ser. B, 6.00%, 8/01/13	08/06 @ 101	1,215,401
B-	945		Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines, Inc. Proj.,
			Ser. B, 7.50%, 12/01/24	12/12 @ 102	936,712
NR	1,000		Poway Unified Sch. Dist., Spl. Tax Rev., Cmnty. Facs. Dist. No. 6 Proj., 5.60%,
			9/01/33	09/10 @ 102	1,006,500
BBB+	1,000		Sacramento Pwr. Auth. Rev., Cogeneration Proj., 6.50%, 7/01/09	07/06 @ 102	1,070,040
NR	1,000		San Bernardino Cnty., Spl. Tax Rev., Cmnty. Facs., 5.90%, 9/01/33	09/12 @ 102	1,005,760
AAA	500		San Diego Ind. Dev., Ser. A, 5.90%, 6/01/18, AMBAC	03/05 @ 101	506,810
AAA	150		San Francisco City & Cnty. Arpt. Comm., Intl. Arpt. Rev., Ser. 12-A, 5.90%,
			5/01/26, MBIA	05/06 @ 101	158,364
AAA	40		So. California Pub. Pwr. Auth. Rev., Transm. Proj., 5.50%, 7/01/20, MBIA	03/05 @ 100	40,108
AAA	500		Temecula Valley Unified Sch. Dist., GO, Ser. G, 5.75%, 8/01/25, FGIC	08/07 @ 102	549,355
BBB	900		Tobacco Sec. Auth. So. California, Tobacco Settlement Rev., Ser. A, 5.625%,
			6/01/43	06/12 @ 100	813,690
AAA	370		West Basin Mun. Wtr. Dist., COP, Ser. A, 5.50%, 8/01/22, AMBAC	08/07 @ 101	399,596

					15,311,134

			Puerto Rico—7.6%
			Puerto Rico Pub. Fin. Corp., Ser. E,
AAA	745	[3]	5.50%, 2/01/12	N/A	847,125
BBB+	255		5.50%, 8/01/29	02/12 @ 100	272,679

					1,119,804

			Total Long-Term Investments (cost $15,432,615)		16,430,938

	Shares
	(000)

			MONEY MARKET FUNDS—9.6%
	700		AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	700,000
	700		SSgA Tax Free Money Mkt. Fund	N/A	700,000

			Total Money Market Funds (cost $1,400,000)		1,400,000

			Total Investments—121.8% (cost $16,832,615)		$ 17,830,938
			Other assets in excess of liabilities—29.4%		4,311,565
			Preferred shares at redemption value, including dividends payable—(51.2)%		(7,501,233)

			Net Assets Applicable to Common Shareholders—100%		$ 14,641,270

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch’s rating.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Entire or partial principal amount pledged as collateral for financial futures contracts.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA		Municipal Bond Insurance Assoc.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock California Investment Quality Municipal Trust, Inc.___

By:    /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: April 1, 2005

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: April 1, 2005

By:    /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: April 1, 2005